Activities (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Activities (Textual)
Description of activities	The Group provides oil storage and related services at the Port of Fujairah in the Emirate of Fujairah in the UAE. The Group currently operates phase 1, comprising 14 tanks of total capacity of 399,324 cubic meters (“cbm”), fully operational for storage and other ancillary processes of clean oil. The Group’s phase 2 is under construction, which will comprise 8 tanks of total capacity of 600,000 cbm for storage and other ancillary services of crude oil.	The Group provides oil storage and related services at the Port of Fujairah in the Emirate of Fujairah in the UAE. The Group currently operates phase 1, comprising 14 tanks of total capacity of 399,324 cbm, fully operational for storage and other ancillary processes of clean oil. The Group’s phase 2 is under construction, which will comprise 8 tanks of total capacity of 600,000 cbm for storage and other ancillary services of crude oil.